8. STOCK OPTIONS AND WARRANTS: Schedule of weighted average assumptions used to estimate the fair value of finder's warrants (Details)	12 Months Ended
Sep. 30, 2024
Fair Value of Finder's Warrants, Expected dividend yield	0.00%
Minimum
Fair Value of Finder's Warrants, Risk-free interest rate	3.39%
Fair Value of Finder's Warrants, Expected Life	1 year
Fair Value of Finder's Warrants, Expected volatility	120.44%
Maximum
Fair Value of Finder's Warrants, Risk-free interest rate	4.54%
Fair Value of Finder's Warrants, Expected Life	3 years
Fair Value of Finder's Warrants, Expected volatility	130.18%